Financial risk management (Schedule of detailed information about maturity of trade payables) (Details) - Liquidity risk [Member] - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 209,285	$ 287,575
Less than 30 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 209,285	$ 287,575